Long Term Debt (Details) - USD ($)	Jun. 24, 2021	Jul. 26, 2018
Minnesota Department of Employment and Economic Development (DEED) Seven -Year Loan [Member] | Loans Payable [Member]
Long Term Debt (Details) [Line Items]
Proceeds from issuance of debt		$ 250,000
Term of facility from the agreement date		7 years
Transferred ownership percentage		50.00%
Percentage of original loan amount		30.00%
U.S. Small Business Administration’s (SBA) Paycheck Protection Program (PPP) Loan [Member] | Uncollateralized Forgivable Loan [Member]
Long Term Debt (Details) [Line Items]
Principal amount	$ 1,220,332
Payment of accrued interest	$ 14,779